INCOME TAXES	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

11. INCOME TAXES

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company and other BVI incorporated subsidiaries are not subject to any income tax.

Hong Kong

All Hong Kong incorporated subsidiaries are incorporated in Hong Kong and is subject to Hong Kong profits tax. Under the two-tiered profit tax rate regime of Hong Kong Profits Tax, the first HKD2,000,000 (US$256,410), of profits of the qualifying group entity is taxed at 8.25%, and profits above HKD2,000,000 (US$256,410) are taxed at 16.5%.

The income tax provision consists of the following:

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Current tax	754,979	393,240	213,989	27,435
Deferred tax	—	—	(27,838)	(3,569)
Income tax expense	754,979	393,240	186,151	23,866

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (cont.)

The following is a reconciliation of the Company’s income tax expense to income (loss) before provision for income taxes for the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025.

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Income (loss) before provision for income taxes	7,015,621	4,042,361	(7,750,311)	(993,631)

Tax (benefit) at the domestic income tax rate	1,157,578	666,990	(1,278,801)	(163,949)
Effect of Hong Kong graduated rates	(165,000)	(165,000)	(165,000)	(21,154)
Effect of non-deductible expenses	—	5,764	1,678,075	215,139
Effect of non-taxable income	(48,202)	(27,028)	(3,448)	(442)
Effect of utilization of tax losses brought forward	(212,111)	(87,486)	(44,675)	(5,728)
Effect of tax losses not recognized	22,714	—	—	—
Income tax expense	754,979	393,240	186,151	23,866

Deferred tax assets and deferred tax liabilities

The principal components of deferred tax assets are as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Net operating loss carrying forwards	36,293	229,869	29,470
Less: valuation allowance	(36,293)	(229,869)	(29,470)
Total deferred tax assets	—	—	—

As of June 30, 2024 and 2025, the Company had net operating loss (“NOL”) carry forwards of HKD219,957 and HKD1,393,145 (US$178,608), respectively, attributable to the Hong Kong subsidiaries. The cumulative tax losses for entities in Hong Kong will not expire under the current tax legislation. The Company evaluates its valuation allowance requirements at the end of each reporting period by reviewing all available evidence, both positive and negative, and considering whether, based on the weight of that evidence, a valuation allowance is needed.

When circumstances cause a change in management’s judgement about the realizability of deferred tax assets, the impact of the change on the valuation allowance is generally reflected in income from operations. The future realization of the tax benefit of an existing deductible temporary difference ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryforward period available under applicable tax law. Since the Company considers it more likely than not that those subsidiaries will not generate sufficient pre-tax profit within the carryforward period available under applicable tax law, a full valuation allowance was recognized as of June 30, 2024 and 2025, respectively.

The principal components of deferred tax liabilities are as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Intangible assets arisen from business combination	—	5,128,412	657,489

Total deferred tax liabilities	—	5,128,412	657,489

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS